SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

Agreement to acquire a controlling interest in Chongqing Wanli New Energy Co., Ltd. (“Wanli”)

On January 19, 2016, the Group entered into a share subscription and asset purchase agreement with Wanli, a company listed on the Shanghai Stock Exchange (stock code: 600847), and Mr. Xicheng Liu, the ultimate controlling shareholder of Wanli.

The acquisition is subject to the respective internal approvals of the relevant parties and PRC regulatory clearance, including the China Securities Regulatory Commission and other applicable regulatory authorities.

Share Repurchase Program

On February 25, 2016, the Company announced its share repurchase program, pursuant to which the Company may elect to repurchase the issued and outstanding ADS of the Company with an aggregate value of no more than US$200,000 within a period of 12 months.

Stock option grants

On February 6 and February 25, 2016, the Group granted options to acquire a total of 1,366,200 and 24,000 Class A ordinary shares, respectively to employees, directors and executive officers, at an exercise price of US$27.2 per share (or a total of 6,951,000 ADS at an exercise price of US$5.44 per ADS) under the 2010 Plan and the 2015 Plan. The options are subject to a four year service vesting condition and have a contractual life of ten years.